--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       TAX-MANAGED U.S. MARKETWIDE VALUE
                                  PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................        1
    Management's Discussion and Analysis....................        2
    Statement of Assets and Liabilities.....................        4
    Statement of Operations.................................        5
    Statements of Changes in Net Assets.....................        6
    Financial Highlights....................................        7
    Notes to Financial Statements...........................      8-9
    Report of Independent Certified Public Accountants......       10

THE DFA INVESTMENT TRUST COMPANY -- THE TAX MANAGED U.S.
 MARKETWIDE VALUE SERIES
    Performance Chart.......................................       11
    Schedule of Investments.................................    12-22
    Statement of Assets and Liabilities.....................       23
    Statement of Operations.................................       24
    Statements of Changes in Net Assets.....................       25
    Financial Highlights....................................       26
    Notes to Financial Statements...........................    27-28
    Report of Independent Certified Public Accountants......       29

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                               PERFORMANCE CHART

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II  RUSSELL 3000 VALUE INDEX
                                                $10,000                   $10,000
Jan. 99                                         $10,048                   $10,056
Feb. 99                                          $9,660                    $9,872
Mar. 99                                         $10,009                   $10,056
Apr. 99                                         $11,201                   $10,994
May 99                                          $11,366                   $10,905
Jun. 99                                         $11,646                   $11,228
Jul. 99                                         $11,200                   $10,903
Aug. 99                                         $10,803                   $10,500
Sep. 99                                         $10,241                   $10,144
Oct. 99                                         $10,406                   $10,670
Nov. 99                                         $10,348                   $10,595
Dec. 99                                         $10,502                   $10,664
Jan. 00                                          $9,898                   $10,321
Feb. 00                                          $9,204                    $9,648
Mar. 00                                         $10,294                   $10,739
Apr. 00                                         $10,551                   $10,626
May 00                                          $10,442                   $10,720
Jun. 00                                          $9,789                   $10,284
Jul. 00                                         $10,274                   $10,427
Aug. 00                                         $10,899                   $10,999
Sep. 00                                         $10,780                   $11,089
Oct. 00                                         $11,097                   $11,341
Nov. 00                                         $10,641                   $10,932
Dec. 00                                         $11,659                   $11,519
Jan. 01                                         $12,503                   $11,581
Feb. 01                                         $12,342                   $11,280
Mar. 01                                         $11,971                   $10,896
Apr. 01                                         $12,694                   $11,428
May 01                                          $13,005                   $11,687
Jun. 01                                         $12,843                   $11,479
Jul. 01                                         $12,673                   $11,439
Aug. 01                                         $11,920                   $11,009
Sep. 01                                         $10,463                   $10,203
Oct. 01                                         $10,524                   $10,139
Nov. 01                                         $11,508                   $10,738

         ANNUALIZED              ONE       FROM
         TOTAL RETURN (%)       YEAR   JANUARY 1999
         ------------------------------------------
                                8.15       4.93

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES WHICH IN TURN INVESTS IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $19 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.0 OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended November 30, 2001 was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 3000 Value Index....................................           -1.77%
Russell 3000 Growth Index...................................          -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Index (small companies)........................            4.82%
Russell 1000 Index (large companies)........................          -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Value Index (small value companies)............           18.98%
Russell 1000 Value Index (large value companies)............           -3.15%
Russell 2000 Growth Index (small growth companies)..........           -9.33%
Russell 1000 Growth Index (large growth companies)..........          -22.79%

--------------

Source: Frank Russell Co.

    The portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

    The Tax-Managed U.S. Marketwide Value Portfolio II seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company (the

"Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach that seeks to maximize the after-tax value of a shareholder's investment while emphasizing broad diversification and consistent exposure to a broad universe of value stocks. The Master Fund held 1,272 stocks as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.0% of the Master Fund's assets.

    As a result of the Tax-Managed U.S. Marketwide Value Portfolio II's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark- Index, and -3.15% for the Russell 1000 Value Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio II over this period was 8.15%.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value
  Series of The DFA Investment Trust Company (Cost
  $108,346)++ at Value......................................  $   116,372
Receivable for Investment Securities Sold...................        1,155
Prepaid Expenses and Other Assets...........................           10
                                                              -----------
    Total Assets............................................      117,537
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................        1,155
Accrued Expenses and Other Liabilities......................           27
                                                              -----------
    Total Liabilities.......................................        1,182
                                                              -----------

NET ASSETS..................................................  $   116,355
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Shares Authorized 200,000,000)...........................   10,149,677
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.46
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   111,765
Accumulated Net Investment Income (Loss)....................        1,020
Accumulated Net Realized Gain (Loss)........................       (4,456)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................        8,026
                                                              -----------
    Total Net Assets........................................  $   116,355
                                                              ===========

--------------

++ The cost for federal income tax purposes is $108,499.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................           1,305
  Interest..................................................              95
  Income from Securities Lending............................              16
                                                                     -------
                                                                       1,416
                                                                     -------
EXPENSES
  Investment Advisory Services..............................             198
  Accounting & Transfer Agent Fees..........................              68
  Custodian Fees............................................               9
  Legal Fees................................................               6
  Audit Fees................................................               2
  Filing Fees...............................................              24
  Shareholders' Reports.....................................              22
  Directors Fees............................................               2
  Other.....................................................               3
                                                                     -------
        Total Expenses......................................             334
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................           1,082
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

  Net Realized Gain (Loss) on Investment Securities Sold....          (1,305)

  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           4,021
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................           2,716
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 3,798
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2001            2000
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   1,082         $   792
  Net Realized Gain (Loss) on Investment Securities Sold....            (1,305)         (3,132)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             4,021           3,838
                                                                     ---------         -------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             3,798           1,498
                                                                     ---------         -------

Distributions From:
  Net Investment Income.....................................              (816)           (223)
  Net Realized Gains........................................                --            (340)
                                                                     ---------         -------
        Total Distributions.................................              (816)           (563)
                                                                     ---------         -------
Capital Share Transactions (1):
  Shares Issued.............................................            87,357          46,483
  Shares Issued in Lieu of Cash Distributions...............               816             563
  Shares Redeemed...........................................           (29,276)        (19,919)
                                                                     ---------         -------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            58,897          27,127
                                                                     ---------         -------
        Total Increase (Decrease)...........................            61,879          28,062
NET ASSETS
    Beginning of Period.....................................            54,476          26,414
                                                                     ---------         -------
    End of Period...........................................         $ 116,355         $54,476
                                                                     =========         =======

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             7,609           4,481
    Shares Issued in Lieu of Cash Distributions.............                75              55
    Shares Redeemed.........................................            (2,607)         (1,937)
                                                                     ---------         -------
                                                                         5,077           2,599
                                                                     =========         =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR        DEC. 16
                                       ENDED        ENDED       1998 TO
                                     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999
                                     ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  10.74     $  10.68     $  10.00
                                     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.10         0.17         0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.77         0.12         0.62
                                     --------     --------     --------
  Total from Investment
    Operations.....................      0.87         0.29         0.68
                                     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.15)       (0.09)          --
  Net Realized Gains...............        --        (0.14)          --
                                     --------     --------     --------
  Total Distributions..............     (0.15)       (0.23)          --
                                     --------     --------     --------
Net Asset Value, End of Period.....  $  11.46     $  10.74     $  10.68
                                     ========     ========     ========
Total Return.......................      8.17%        2.83%        6.80%#

Net Assets, End of Period
  (thousands)......................  $116,355     $ 54,476     $ 26,414
Ratio of Expenses to Average Net
  Assets (1) ......................      0.34%        0.44%        0.96%*
Ratio of Net Investment Income to
  Average Net Assets...............      1.10%        1.78%        0.99%*
Portfolio Turnover Rate............       N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................        11%          39%          10%*

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax difference which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 21,528
Gross Unrealized Depreciation...............................   (13,655)
                                                              --------
  Net.......................................................  $  7,873
                                                              ========

    At November 30, 2001, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $4,302,000 of which $2,938,000 and $1,364,000 will expire on November 30, 2008 and November 30, 2009, respectively.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit with the domestic custodian bank during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio II (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida

January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         TAX-MANAGED U.S. MARKETWIDE VALUE SERIES  RUSSELL 3000 VALUE INDEX
                                          $10,000                   $10,000
Jan. 99                                   $10,068                   $10,056
Feb. 99                                    $9,710                    $9,872
Mar. 99                                   $10,059                   $10,056
Apr. 99                                   $11,262                   $10,994
May 99                                    $11,437                   $10,905
Jun. 99                                   $11,718                   $11,228
Jul. 99                                   $11,272                   $10,903
Aug. 99                                   $10,884                   $10,500
Sep. 99                                   $10,321                   $10,144
Oct. 99                                   $10,486                   $10,670
Nov. 99                                   $10,428                   $10,595
Dec. 99                                   $10,592                   $10,664
Jan. 00                                    $9,981                   $10,321
Feb. 00                                    $9,283                    $9,648
Mar. 00                                   $10,379                   $10,739
Apr. 00                                   $10,651                   $10,626
May 00                                    $10,535                   $10,720
Jun. 00                                    $9,885                   $10,284
Jul. 00                                   $10,379                   $10,427
Aug. 00                                   $11,009                   $10,999
Sep. 00                                   $10,892                   $11,089
Oct. 00                                   $11,212                   $11,341
Nov. 00                                   $10,747                   $10,932
Dec. 00                                   $11,776                   $11,519
Jan. 01                                   $12,629                   $11,581
Feb. 01                                   $12,474                   $11,280
Mar. 01                                   $12,096                   $10,896
Apr. 01                                   $12,833                   $11,428
May 01                                    $13,133                   $11,687
Jun. 01                                   $12,987                   $11,479
Jul. 01                                   $12,813                   $11,439
Aug. 01                                   $12,057                   $11,009
Sep. 01                                   $10,573                   $10,203
Oct. 01                                   $10,631                   $10,139
Nov. 01                                   $11,640                   $10,738

         ANNUALIZED               ONE         FROM
         TOTAL RETURN (%)         YEAR    JANUARY 1999
         ---------------------------------------------
                                  8.31        5.34

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $19 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.0 OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.9%)
 *3COM Corp............................................      136,000   $    608,600
 *3TEC Energy Corp.....................................        5,100         73,924
 AAR Corp..............................................       24,200        197,230
 *Acceptance Insurance Companies, Inc..................        1,000          5,230
 *#ACT Manufacturing, Inc..............................        1,200          1,560
 *ADC Telecommunications, Inc..........................      111,100        493,839
 *ADE Corp.............................................        2,600         26,065
 *#Adelphia Communications Corp. Class A...............      110,700      2,779,123
 *#Adept Technology, Inc...............................        3,200         12,896
 *Advanced Micro Devices, Inc..........................      217,000      2,942,520
 Advanta Corp. Class A.................................       16,900        153,452
 Advanta Corp. Class B Non-Voting......................       21,600        173,664
 *Aehr Test Systems....................................          500          1,937
 *AES Corp.............................................      206,500      3,411,380
 Aetna, Inc............................................       91,900      2,864,523
 *AG Services America, Inc.............................          400          4,120
 Agco Corp.............................................       47,700        665,415
 *Air Methods Corp.....................................          600          3,135
 Airborne, Inc.........................................       16,000        214,880
 *Airgas, Inc..........................................       63,800        963,380
 *Airnet Systems, Inc..................................          700          4,340
 AK Steel Holding Corp.................................       96,860      1,026,716
 *#Akamai Technologies, Inc............................       26,400        152,460
 *Alaska Air Group, Inc................................       23,800        681,870
 *Albany International Corp. Class A...................       17,000        344,080
 Albemarle Corp........................................        3,900         86,853
 #Albertson's, Inc.....................................        9,000        302,040
 Alcoa, Inc............................................       20,352        785,587
 Alexander & Baldwin, Inc..............................       28,500        685,852
 *Alexion Pharmaceuticals, Inc.........................        5,900        125,286
 Alfa Corp.............................................        1,800         39,213
 *All American Semiconductor, Inc......................          300          1,015
 *Allegheny Corp.......................................        2,136        407,463
 *Allegiance Telecom, Inc..............................       46,300        370,631
 *Allen Telecom, Inc...................................       10,700         94,695
 *Alliance Semiconductor Corp..........................       37,200        399,156
 Alliant Energy Corp...................................       12,700        356,870
 *Allied Healthcare Products, Inc......................          400          1,410
 Allmerica Financial Corp..............................       41,700      1,788,513
 *Allou Health & Beauty Care, Inc. Class A.............        1,000          5,950
 *Allsctipts Healthcare Solutions, Inc.................        8,300         26,394
 Allstate Corp.........................................      213,700      7,317,088
 *Alltrista Corp.......................................          500          7,950
 *Alpha Technologies Group, Inc........................        1,300          6,532
 #Alpharma, Inc. Class A...............................        4,500        107,910
 Ambassadors, Inc......................................          700         13,265
 Amerada Hess Corp.....................................       25,900      1,504,790
 *Amerco, Inc..........................................       19,600        352,898
 *America Services Group, Inc..........................          400          2,390
 *America West Holdings Corp. Class B..................       16,700         43,420
 *American Dental Partners, Inc........................          500          3,555
 American Financial Group, Inc.........................       35,700        877,506
                                                            SHARES           VALUE+
                                                            ------           ------
 American Greetings Corp. Class A......................       13,100   $    170,955
 *American Medical Security Group, Inc.................        1,000         10,200
 American National Insurance Co........................       23,800      1,883,651
 *American Pacific Corp................................          500          3,592
 *American Power Conversion Corp.......................        3,000         41,295
 *American Retirement Corp.............................       11,000         20,460
 *American Superconductor Corp.........................        7,800        106,626
 *American Technical Ceramics Corp.....................        1,500         14,850
 *American Tower Corp..................................       94,200        828,960
 *American West Bancorporation.........................          500          5,730
 *Americredit Corp.....................................        2,700         62,370
 *Ameripath, Inc.......................................        9,700        279,408
 AmerisourceBergen Corp................................       24,272      1,443,941
 AmerUs Group Co.......................................       10,000        347,900
 *Amkor Technology, Inc................................        3,000         46,620
 *AMR Corp.............................................      135,600      2,896,416
 *Amrep Corp...........................................          500          2,675
 AmSouth Bancorporation................................        2,500         45,800
 *Amtran, Inc..........................................        3,400         40,392
 Anadarko Petroleum Corp...............................      156,634      8,129,305
 *Ann Taylor Stores Corp...............................       17,500        477,225
 *AnswerThink Consulting Group, Inc....................       14,700         90,993
 *#AOL Time Warner, Inc................................      724,700     25,292,030
 *#APA Optics, Inc.....................................        2,200          6,028
 Apache Corp...........................................       76,600      3,522,834
 *Apple Computer, Inc..................................       51,000      1,086,045
 *Applica, Inc.........................................        8,200         65,190
 *Applied Extrusion Technologies, Inc..................        2,900         21,982
 Applied Industrial Technologies, Inc..................        5,600        102,536
 *#Applied Micro Circuits Corp.........................      208,400      2,839,450
 *Arch Capital Group, Ltd..............................        9,000        213,525
 Arch Chemicals, Inc...................................       20,300        442,540
 Arch Coal, Inc........................................       18,995        379,710
 Archer-Daniels Midland Co.............................      425,565      6,549,445
 *Arena Pharmaceuticals, Inc...........................       10,500        116,392
 Argonaut Group, Inc...................................       19,800        343,134
 *Arguss Holdings, Inc.................................        3,200          9,536
 *#Ariba, Inc..........................................      176,500        756,302
 Arnold Industries, Inc................................        8,900        193,441
 *Arqule, Inc..........................................        7,800        100,113
 *Arris Group, Inc.....................................        2,300         18,687
 *Arrow Electronics, Inc...............................       44,700      1,230,144
 *Art Technology Group, Inc............................       10,100         31,966
 *Artesyn Technologies, Inc............................       12,400         98,580
 Arvinmeritor, Inc.....................................        7,100        128,155
 *Ascential Software Corp..............................       25,000        103,625
 Ashland, Inc..........................................       33,300      1,420,245
 *Ashworth, Inc........................................        2,500         12,487
 *Aspect Communications Corp...........................       13,000         41,600
 *Astec Industries, Inc................................        6,300         87,664
 Astoria Financial Corp................................        2,700        134,298
 *#Asyst Technologies, Inc.............................       12,900        144,157
 AT&T Corp.............................................      954,900     16,701,201
 *AT&T Wireless Services, Inc..........................      246,466      3,443,130
 Atlanta Sosnoff Capital Corp..........................          600          6,000
 *Atlas Air, Inc.......................................       12,400        193,068

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Atmel Corp...........................................       68,000   $    560,660
 *Atrion Corp..........................................          200          6,826
 *ATS Medical, Inc.....................................        4,800         20,688
 *Audiovox Corp. Class A...............................       23,400        169,650
 *Ault, Inc............................................          300          1,174
 *Aurora Foods, Inc....................................       40,200        211,050
 *Auspex Systems, Inc..................................        2,900          4,147
 *AutoNation, Inc......................................      324,600      3,590,076
 *Avanex Corp..........................................       18,700        135,481
 *Avatar Holdings, Inc.................................        1,700         40,111
 *Aviall, Inc..........................................        4,000         20,880
 *Avid Technology, Inc.................................        7,700         81,119
 *#Avigen, Inc.........................................        7,600         75,544
 Avnet, Inc............................................        2,779         66,001
 *Avocent Corp.........................................       15,400        366,751
 AVX Corp..............................................        1,000         20,800
 *Aware, Inc...........................................        4,300         21,672
 *Axsys Technologies, Inc..............................          300          2,665
 *Aztar Corp...........................................       31,900        505,615
 Baldwin & Lyons, Inc. Class B.........................        1,200         29,634
 *Bally Total Fitness Holding Corp.....................       10,000        212,400
 Bancwest Corp.........................................       34,000      1,181,840
 Bandag, Inc...........................................        4,500        139,500
 Bandag, Inc. Class A..................................        3,800        101,840
 Bank of America Corp..................................       14,000        859,320
 #Bank One Corp........................................       11,400        426,816
 *Bank United Financial Corp. Class A..................        9,000        126,720
 Banknorth Group, Inc..................................        3,000         65,115
 Banner Corp...........................................        1,000         16,040
 Banta Corp............................................       13,000        374,140
 *Barry (R.G.) Corp....................................          700          3,409
 *Bay View Capital Corp................................       27,300        199,017
 *Baycorp Holdings, Ltd................................          600          5,520
 Bear Stearns Companies, Inc...........................       49,622      2,853,265
 *Beazer Homes USA, Inc................................        3,000        201,000
 *Bell Microproducts, Inc..............................        3,000         33,195
 Belo (A.H.) Corp. Class A.............................       69,100      1,235,508
 *Benchmark Electronics, Inc...........................        8,400        160,608
 Berkley (W.R.) Corp...................................       10,500        561,750
 *Beta Oil & Gas, Inc..................................          600          2,751
 *#Bethlehem Steel Corp................................       40,100         14,837
 *Beverly Enterprises..................................       87,100        792,610
 Big Lots, Inc.........................................       84,200        791,480
 *Biocryst Pharmaceuticals, Inc........................        3,800         14,155
 *Bio-Logic Systems Corp...............................          300          1,696
 *Bio-Rad Laboratories, Inc. Class A...................        2,000        126,200
 *Black Hawk Gaming & Development, Inc.................          300          2,997
 *Blonder Tongue Laboratories, Inc.....................          500          1,650
 *#Blue Rhino Corp.....................................          200          1,015
 *Bluegreen Corp.......................................        1,600          3,296
 BMC Industries, Inc...................................        3,900         11,115
 Bob Evans Farms, Inc..................................       19,600        432,082
 *Boca Resorts, Inc....................................       32,700        394,689
 *Bogen Communications International, Inc..............          700          2,023
 Boise Cascade Corp....................................       51,600      1,653,264
 *Bombay Co., Inc......................................        7,100         18,105
 *Bon-Ton Stores, Inc..................................          900          2,610
 *Books-a-Million, Inc.................................        4,000         13,540
 *Borders Group, Inc...................................        2,000         38,500
 Borg Warner Automotive, Inc...........................       23,100      1,062,600
                                                            SHARES           VALUE+
                                                            ------           ------
 *Borland Software Corp................................        9,700   $    140,068
 *#Boston Biomedical, Inc..............................          400          1,184
 *#Bottomline Technologies, Inc........................        2,600         18,811
 Bowater, Inc..........................................       22,900      1,101,261
 Bowne & Co., Inc......................................       29,300        380,021
 *Boyd Gaming Corp.....................................       42,300        221,229
 *Brass Eagle, Inc.....................................          500          2,285
 *Braun Consulting, Inc................................        4,500         18,697
 *Brigham Exploration Co...............................        1,100          2,717
 *Brightpoint, Inc.....................................       21,200         68,158
 *#Broadvision, Inc....................................       95,000        285,475
 *Broadwing, Inc.......................................       88,400        841,568
 Brookline Bancorp, Inc................................       11,500        175,662
 *#Brooks Automation, Inc..............................       12,100        444,735
 *Brookstone, Inc......................................          600          6,675
 *Brooktrout Technology, Inc...........................        2,300         13,696
 *Brown (Tom), Inc.....................................       14,400        336,600
 Brown Shoe Company, Inc...............................        8,900        130,830
 Brunswick Corp........................................       51,400      1,012,580
 Brush Wellman, Inc....................................        4,500         52,200
 *BTU International, Inc...............................          500          1,735
 *Buckeye Technology, Inc..............................       10,700        104,218
 *Building Materials Holding Corp......................          900          9,846
 Burlington Coat Factory Warehouse Corp................       21,100        352,370
 Burlington Northern Santa Fe Corp.....................      311,900      9,141,789
 *Butler International, Inc............................          700          1,417
 *BWAY Corp............................................          600          5,064
 Cabot Corp............................................          500         18,155
 Cabot Oil & Gas Corp. Class A.........................        1,700         37,553
 *Cache, Inc...........................................          700          2,355
 Calgon Carbon Corp....................................       27,600        242,604
 *California Coastal Communities, Inc..................          700          3,080
 *Callon Petroleum Co..................................        2,500         14,750
 *Canaan Energy Corp...................................          400          3,548
 *Candela Laser Corp...................................          800          3,104
 *Capital Pacific Holdings, Inc........................        1,100          4,180
 *Capital Trust, Inc...................................        1,400          6,902
 *Captaris, Inc........................................        7,400         21,867
 Caraustar Industries, Inc.............................       23,600        159,890
 Carpenter Technology Corp.............................       19,800        509,058
 *Carreker-Antinori, Inc...............................        4,800         31,896
 *Carriage Services, Inc. Class A......................        1,100          5,258
 *Carrier Access Corp..................................        5,000         15,675
 *Carrizo Oil & Gas, Inc...............................        1,000          4,445
 *Casella Waste Systems, Inc. Class A..................        5,100         64,362
 Casey's General Stores, Inc...........................       23,600        328,748
 Cash America International, Inc.......................        6,700         61,305
 #Caterpillar, Inc.....................................        1,600         75,872
 Cato Corp. Class A....................................          400          7,406
 *Cavalier Homes, Inc..................................        3,800          9,462
 CBRL Group, Inc.......................................       60,100      1,552,683
 *C-COR Electronics, Inc...............................       10,500        101,167
 *CDI Corp.............................................        6,200        108,748
 *Celadon Group, Inc...................................          500          2,800
 *Celeritek, Inc.......................................        2,900         37,671
 *#Cell Genesys, Inc...................................        1,400         31,997
 *#Cendant Corp........................................       78,679      1,340,690
 Centex Corp...........................................       60,500      2,733,995
 *Central Garden & Pet Co..............................        5,800         48,169
 Central Parking Corp..................................       11,000        193,050
 *Century Business Services, Inc.......................       30,700         51,883

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 CenturyTel, Inc.......................................        3,100   $    104,780
 *Ceres Group, Inc.....................................        1,300          4,179
 *#CGI Group, Inc......................................        3,332         24,957
 *Chalone Wine Group, Ltd..............................          700          6,818
 *#Champion Enterprises, Inc...........................       38,800        468,316
 *Channell Commercial Corp.............................          700          2,324
 *Charming Shoppes, Inc................................       41,200        205,794
 *Chart Industries, Inc................................        1,000          2,200
 *Chase Industries, Inc................................          700          6,405
 *Check Technology Corp................................          400          1,890
 *#Checkers Drive-In Restaurant, Inc...................        1,900         11,020
 *CheckFree Corp.......................................       44,100        745,510
 *Checkpoint System, Inc...............................       24,200        255,794
 Chemed Corp...........................................        1,200         37,200
 Chemfirst, Inc........................................        6,300        148,302
 Chesapeake Corp.......................................       10,000        287,800
 *#Chiquita Brands International, Inc..................       20,100         14,874
 *Chromcraft Revington, Inc............................          700          6,895
 Chubb Corp............................................        2,000        140,120
 *Ciber, Inc...........................................       11,300         86,558
 CICOR International, Inc..............................        1,150         19,849
 *CIENA Corp...........................................      140,300      2,489,623
 Cincinnati Financial Corp.............................      136,900      5,280,233
 *Ciprico, Inc.........................................          400          2,090
 *Circuit City Stores, Inc. (Carmax Group).............        5,700        113,715
 Circuit City Stores, Inc. (Circuit City Group)........       82,600      1,449,630
 Citizens Banking Corp.................................        1,000         32,080
 *City Holding Co......................................        4,000         46,540
 *Civic Bancorp........................................          400          7,818
 *CKE Restaurants, Inc.................................       18,400        156,032
 *Clarent Corp.........................................       27,600        147,522
 *Clarus Corp..........................................        3,700         14,633
 *Clean Harbors, Inc...................................        2,200          7,326
 *Clear Channel Communications, Inc....................      360,600     16,850,838
 Cleveland Cliffs, Inc.................................        6,200        104,842
 *CMG Information Services, Inc........................       45,000         93,825
 *CNA Financial Corp...................................      158,700      4,443,600
 CNA Surety Corp.......................................        1,000         14,760
 *CNET Networks, Inc...................................      100,900        755,236
 Coachmen Industries, Inc..............................        6,400         64,960
 *Cobra Electronic Corp................................        1,200          7,908
 Coca-Cola Enterprises, Inc............................      356,500      6,220,925
 *Coherent, Inc........................................       11,400        348,555
 *Colorado Medtech, Inc................................        2,600          8,619
 *Columbia Banking System, Inc.........................          900         12,415
 Columbus McKinnon Corp................................       11,300         85,823
 *Comcast Corp. Class A................................        1,000         37,815
 *Comcast Corp. Class A Special........................        3,000        114,165
 *Comdicso, Inc........................................       45,700         16,909
 *Comfort Systems USA, Inc.............................        8,900         30,260
 Commerce Bancshares, Inc..............................        1,470         55,522
 Commerce Group, Inc...................................        8,000        301,200
 *#Commerce One, Inc...................................      115,000        361,100
 Commercial Federal Corp...............................       33,800        859,872
 Commercial Metals Co..................................        9,300        306,900
 *Community West Bancshares............................          400          2,440
 Compass Bancshares, Inc...............................        2,700         72,967
 *Compucom Systems, Inc................................        8,900         18,200
 *CompuCredit Corp.....................................       17,100        144,580
                                                            SHARES           VALUE+
                                                            ------           ------
 Computer Associates International, Inc................        3,000   $     99,810
 *Computer Horizons Corp...............................        7,000         21,595
 *Computer Task Group, Inc.............................        4,600         13,984
 *Comshare, Inc........................................          700          2,166
 *Comstock Resources, Inc..............................       11,200         74,032
 *Comtech Telecommunications Corp......................        1,800         21,789
 *Concord Camera Corp..................................        6,000         28,200
 *Conmed Corp..........................................       14,250        256,072
 *#Conseco, Inc........................................      257,000      1,087,110
 *Consolidated Freightways Corp........................        4,800         19,224
 *Consolidated Graphics, Inc...........................        5,700        103,512
 *#Continental Airlines, Inc...........................       26,500        608,970
 *Continental Materials Corp...........................          100          1,960
 *Convera Corp.........................................        7,700         22,715
 Cooper Industries, Inc................................        2,000         81,700
 Cooper Tire & Rubber Co...............................       43,900        650,598
 *CoorsTek, Inc........................................        1,450         42,695
 Corn Products International, Inc......................       31,700      1,031,835
 *Cornell Corrections, Inc.............................        2,200         35,310
 *Correctional Services Corp...........................          700          1,442
 *Corrections Corporation of America...................        9,600        151,680
 *Corrpro Companies, Inc...............................          600          1,242
 Corus Bankshares, Inc.................................        6,700        280,763
 *Corvas International, Inc............................        1,900         12,559
 Countrywide Credit Industries, Inc....................       80,600      3,423,888
 *Covanta Energy Corp..................................       35,000        376,250
 *Covenant Transport, Inc. Class A.....................       15,100        200,830
 *Coventry Health Care, Inc............................       22,200        465,756
 *Cox Communications, Inc..............................       87,100      3,392,545
 *Credence Systems Corp................................       38,600        640,181
 *Credit Acceptance Corp...............................       35,400        317,892
 *Crestline Capital Corp...............................       14,600        429,240
 Crompton Corp.........................................       17,400        139,200
 *Cross (A.T.) Co. Class A.............................        1,100          5,830
 Crossman Communities, Inc.............................          800         22,184
 *Crown Castle International Corp......................      101,500      1,105,335
 *Crown Cork & Seal Co., Inc...........................       24,700         24,947
 *CSS Industries, Inc..................................        1,700         48,093
 CSX Corp..............................................      191,300      7,154,620
 Cubic Corp............................................       10,500        398,895
 Culp, Inc.............................................          800          3,000
 Cummins Engine Co., Inc...............................       51,900      1,881,894
 *Cumulus Media, Inc. Class A..........................       15,600        194,298
 *Curtiss-Wright Corp-Cl B W/I.........................          636         25,460
 *#Cutter & Buck, Inc..................................        2,500         10,812
 *Cyberoptics Corp.....................................          700          7,458
 *Daisytek International Corp..........................        5,900         74,428
 Dana Corp.............................................       56,500        774,050
 *Danielson Holding Corp...............................        1,400          5,166
 *Dataram Corp.........................................        1,600         12,784
 *Datastream Systems, Inc..............................        3,900         15,931
 *Datum, Inc...........................................        1,200         15,390
 *Dave and Busters, Inc................................        2,900         17,864
 *DaVita, Inc..........................................       50,000      1,132,500
 *Dawson Geophysical Co................................          400          3,148
 *Deckers Outdoor Corp.................................          700          2,660
 Deere & Co............................................        2,500         99,975
 Delphi Automotive Systems Corp........................        3,700         50,764
 Delphi Financial Group, Inc. Class A..................        4,200        139,650
 Delta Air Lines, Inc..................................      100,900      2,924,082

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Denbury Resources, Inc...............................        9,000   $     58,320
 *Department 56, Inc...................................        2,400         20,376
 *Designs, Inc.........................................        1,000          2,650
 *Devcon International Corp............................          300          1,807
 #Devon Energy Corp....................................       81,900      2,816,541
 *DiamondCluster International, Inc....................        7,900         78,565
 Diebold, Inc..........................................          200          7,758
 *Diedrich Coffee, Inc.................................          400          1,676
 *Digi International, Inc..............................        2,900         15,703
 Dillards, Inc. Class A................................       73,900      1,223,045
 Dime Bancorp, Inc.....................................        2,400         82,848
 Dime Community Bancorp, Inc...........................        8,850        222,577
 Dimon, Inc............................................       55,600        344,164
 *Diodes, Inc..........................................        2,000         12,620
 Disney (Walt) Co......................................      181,200      3,709,164
 *Ditech Communications Corp...........................        6,500         33,897
 *Dixie Group, Inc.....................................          800          3,840
 *Dollar Thrifty Automotive Group, Inc.................       21,700        291,865
 *Dominion Homes, Inc..................................          500          7,360
 Dominion Resources, Inc...............................        2,613        152,730
 *DoubleClick, Inc.....................................       38,500        346,692
 Downey Financial Corp.................................       11,700        418,860
 *Dress Barn, Inc......................................        5,300        121,688
 *Drew Industries, Inc.................................          700          6,510
 *DT Industries, Inc...................................          700          4,088
 *Ducommun, Inc........................................          700          6,965
 *Dura Automotive Systems, Inc.........................        3,100         27,404
 *DVI, Inc.............................................       11,200        190,512
 *Dwyer Group, Inc.....................................          500          1,727
 *Dycom Industries, Inc................................       13,000        211,900
 *Dynamex, Inc.........................................          700          1,540
 *E Trade Group, Inc...................................      179,300      1,434,400
 Eagle Bancshares, Inc.................................          400          5,650
 Eastman Chemical Co...................................       24,500        940,065
 Eaton Corp............................................        1,600        111,376
 *Ecometry Corp........................................        2,400          6,156
 *Edge Petroleum Corp..................................        1,800          7,605
 *Edgewater Technology, Inc............................        7,700         28,297
 *Elder-Beerman Stores Corp............................          800          2,392
 *Electro Rent Corp....................................        6,000         77,310
 *Electroglas, Inc.....................................          600          8,535
 *Emmis Broadcasting Corp. Class A.....................       16,500        273,570
 Empire District Electric Co...........................        1,200         24,060
 *EMS Technologies, Inc................................        2,400         38,832
 *Encompass Services Corp..............................       56,900         83,074
 Energen Corp..........................................       11,300        261,934
 *Enesco Group, Inc....................................        2,600         16,302
 *Enserch Exploration Corp.............................       28,900         53,465
 *Enterrasys Networks, Inc.............................       12,800        126,848
 *Entravision Communications Corp......................       18,500        222,000
 *Entrust Technologies, Inc............................        1,900         15,114
 EOG Resources, Inc....................................       16,800        587,664
 *ePlus, Inc...........................................        2,400         19,008
 *ePresence, Inc.......................................        5,400         19,683
 *Equity Oil Co........................................          900          1,687
 *Esco Technologies, Inc...............................        5,700        170,145
 *Esterline Technologies Corp..........................        7,900        119,290
 *Ethyl Corp...........................................       13,500         11,340
 *Evans & Sutherland Computer Corp.....................          700          4,245
 *EXCO Resources, Inc..................................          500          6,762
 *Exponent, Inc........................................          500          5,045
 *Extended Stay America, Inc...........................       52,900        830,530
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Fairchild Corp. Class A.............................        5,200   $     17,212
 *Fansteel, Inc........................................          600          1,830
 Farmer Brothers Co....................................          500        113,500
 *fashionmall.com, Inc.................................          500          1,437
 FBL Financial Group, Inc. Class A.....................       18,200        312,130
 *#Federal-Mogul Corp..................................       50,100         51,102
 *Federated Department Stores, Inc.....................      171,600      6,349,200
 *FedEx Corp...........................................        4,782        219,303
 *Fibermark, Inc.......................................          500          2,595
 Fidelity National Financial, Inc......................       20,130        457,152
 *Finish Line, Inc. Class A............................       11,700        151,632
 First American Financial Corp.........................       28,900        515,865
 *First Cash, Inc......................................          600          4,440
 First Charter Corp....................................        7,900        137,973
 First Citizens Bancshares, Inc........................        3,900        363,265
 First Indiana Corp....................................        3,500         87,220
 *First Mariner Bank Corp..............................          300          2,410
 First Niagara Financial Group, Inc....................       11,000        178,805
 *First Republic Bank..................................        5,200        112,736
 First Sentinel Bancorp, Inc...........................        9,600        118,704
 First Virginia Banks, Inc.............................          100          4,774
 *FirstFed Financial Corp..............................        6,400        153,280
 *Flander Corp.........................................        1,900          3,933
 FleetBoston Financial Corp............................        2,000         73,500
 #Fleetwood Enterprises, Inc...........................       29,500        370,225
 #Fleming Companies, Inc...............................       31,300        810,670
 *Florida Banks, Inc...................................          400          2,370
 Florida East Coast Industries, Inc....................        4,000         88,000
 *FMC Corp.............................................        1,000         53,550
 *Foodarama Supermarkets, Inc..........................          100          4,192
 *Foot Locker, Inc.....................................       32,000        516,480
 Ford Motor Co.........................................      242,300      4,589,162
 *Forest Oil Corp......................................       49,750      1,295,490
 Fortune Brands, Inc...................................        2,000         78,540
 *Foster (L.B.) Co. Class A............................          700          3,269
 Foster Wheeler, Ltd...................................       42,400        223,872
 *Fotoball USA, Inc....................................          300            936
 *#FPIC Insurance Group, Inc...........................        1,800         24,921
 *Franklin Covey Co....................................        4,300         26,660
 Fremont General Corp..................................       32,300        190,893
 *#Fresh Choice, Inc...................................          400          1,174
 *#Friede Goldman Halter, Inc..........................       20,500          4,612
 *Friedman Billings Ramsey Group, Inc. Class A.........        5,500         24,750
 *Frozen Food Express Industries, Inc..................        1,000          2,135
 *FSI International, Inc...............................        9,900         76,725
 *Gadzooks, Inc........................................        2,100         23,572
 *GameTech International, Inc..........................          800          3,296
 *Garden Fresh Restaurant Corp.........................          400          2,436
 *#Gart Sports Co......................................        2,100         44,068
 *Gateway, Inc.........................................      138,400      1,300,960
 GATX Corp.............................................        2,700         76,059
 *Gaylord Entertainment Co.............................       29,700        695,277
 *Gehl Co..............................................          400          5,690
 Gencorp, Inc..........................................       10,100        128,775
 *General Binding Corp.................................        2,600         23,348
 General Cable Corp....................................        7,000         84,000
 *General Communications, Inc. Class A.................       16,200        160,785
 General Motors Corp...................................      165,700      8,235,290
 *General Motors Corp. Class H.........................      250,300      3,604,320
 *Genesee Corp. Class B................................          100          1,725

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Genlyte Group, Inc...................................        5,100   $    142,927
 *Gentiva Health Services, Inc.........................        2,800         57,232
 Genuine Parts Co......................................        3,800        128,060
 *Genzyme Transgenics Corp.............................        6,600         32,868
 Georgia-Pacific Corp..................................       84,400      2,705,864
 *Gerber Childrenswear, Inc............................          600          3,816
 Gerber Scientific, Inc................................       19,800        196,020
 *Getty Images, Inc....................................       17,800        352,885
 *Giant Industries, Inc................................          600          5,292
 Gibraltar Steel Corp..................................        5,000         93,725
 *G-III Apparel Group, Ltd.............................          500          3,020
 *Gilman & Ciocia, Inc.................................          600          1,365
 Glatfelter (P.H.) Co..................................       36,300        531,432
 *Glenayre Technologies, Inc...........................       58,400         74,460
 *Global Payment Technologies, Inc.....................          400          1,540
 *Globecomm Systems, Inc...............................          900          3,991
 *#GlobeSpan, Inc......................................       25,600        333,696
 Golden State Bancorp, Inc.............................       54,100      1,345,467
 *Golden State Vintners, Inc...........................          400          2,040
 *Good Guys, Inc.......................................        5,400         19,548
 Goodyear Tire & Rubber Co.............................      134,500      3,012,800
 *Goodys Family Clothing, Inc..........................        7,100         30,601
 *Gottschalks, Inc.....................................        2,400          5,976
 *GP Strategies Corp...................................        2,300          6,210
 *Graham Corp..........................................          100          1,230
 Granite Construction, Inc.............................        3,000         73,200
 *Graphic Packaging International Corp.................        6,900         39,951
 *Great Atlantic & Pacific Tea Co., Inc................       15,200        364,040
 Greenpoint Financial Corp.............................       39,300      1,408,512
 *Grey Wolf, Inc.......................................       15,200         41,800
 *Griffin Land & Nurseries, Inc. Class A...............          400          5,050
 *Griffon Corp.........................................       27,170        381,738
 *Group 1 Automotive, Inc..............................       18,700        583,066
 *Group 1 Software, Inc................................          400          5,350
 *GTSI Corp............................................        1,600          9,960
 *Hall Kinion Associates, Inc..........................        2,500         17,462
 *Ha-Lo Industries, Inc................................       35,000          2,030
 *Hamilton Bancorp, Inc................................        2,400          5,520
 Hancock Holding Co....................................        1,500         62,917
 *Handleman Co.........................................       25,400        349,504
 *Hanger Orthopedic Group, Inc.........................        4,500         27,450
 Harbor Florida Bancshares, Inc........................        5,200         85,072
 Harleysville Group, Inc...............................       11,800        284,675
 *Harmonic Lightwaves, Inc.............................        2,800         34,104
 *Harrahs Entertainment, Inc...........................        2,600         83,798
 Harris Corp...........................................       17,800        567,820
 Hartford Financial Services Group, Inc................        3,000        177,600
 Hasbro, Inc...........................................      229,000      3,767,050
 *Hastings Entertainment, Inc..........................          900          4,522
 *Hawk Corp............................................          600          1,770
 *Hawthorne Financial Corp.............................          400          7,618
 HCC Insurance Holdings, Inc...........................       11,800        321,668
 *Health Net Inc.......................................       18,000        360,000
 *Healthcare Recoveries, Inc...........................        1,800          8,019
 *Healthcare Services Group, Inc.......................          800          7,392
 *Healthsouth Corp.....................................      156,300      2,300,736
 *Hearst-Argyle Television, Inc........................       43,100        915,875
 *Hector Communications Corp...........................          200          3,120
 Heico Corp............................................        2,700         39,285
 *Heidrick & Struggles International, Inc..............        7,400        124,431
                                                            SHARES           VALUE+
                                                            ------           ------
 Helmerich & Payne, Inc................................        7,400   $    208,458
 #Herbalife International, Inc. Class A................          400          5,312
 *Hercules, Inc........................................       76,500        772,650
 *Heritage Commerce Corp...............................          800          5,600
 *Herley Industries, Inc...............................          500          6,697
 *Hexcel Corp..........................................       36,700         94,686
 Hibernia Corp.........................................        1,900         31,122
 *High Plains Corp.....................................        1,200          6,720
 Hilton Hotels Corp....................................       42,400        419,760
 *Hines Horticulture, Inc..............................        1,600          5,808
 *Hispanic Broadcasting Corp...........................        1,800         39,330
 Hollinger International, Inc. Class A.................       24,300        263,655
 *Hollywood Entertainment Corp.........................       15,400        230,076
 *Hollywood Media Corp.................................        5,900         23,570
 *Hologic, Inc.........................................        3,400         36,159
 *#HomeStore.com, Inc..................................       41,300        151,777
 *Horizon Offshore, Inc................................        7,500         53,775
 Horton (D.R.), Inc....................................       36,780      1,030,576
 *Houston Exploration Co...............................       11,400        347,130
 *Hovnanian Enterprises, Inc. Class A..................       15,700        216,817
 *HPSC, Inc............................................          300          2,389
 *Hub Group, Inc. Class A..............................          500          4,967
 *Huffy Corp...........................................        2,500         13,825
 Hughes Supply, Inc....................................       21,200        569,220
 *Humana, Inc..........................................       88,500      1,113,330
 *Hunt (J.B.) Transport Services, Inc..................       25,000        445,125
 Huntington Bancshares, Inc............................        2,500         40,475
 *Hutchinson Technology, Inc...........................       22,300        469,080
 *Hypercom Corp........................................       15,100         95,734
 *i2 Technologies Inc..................................       67,300        385,965
 *i3 Mobile, Inc.......................................        4,300          8,944
 *#iBasis, Inc.........................................        2,400          2,988
 *#Ibis Technology Corp................................        1,600         15,680
 Idex Corp.............................................        8,500        258,400
 *IDT Corp.............................................        8,900        120,150
 *IDT Corp. Class B....................................        1,100         13,090
 *iGate Capital Corp...................................       19,600         81,438
 *IHOP Corp............................................        5,600        158,480
 Ikon Office Solutions, Inc............................      100,500      1,077,360
 *Image Entertainment, Inc.............................        1,100          2,128
 *Imation Corp.........................................       31,300        678,584
 IMC Global, Inc.......................................       20,700        243,225
 IMCO Recycling, Inc...................................        3,400         22,474
 Independence Community Bank Corp......................       30,300        716,746
 *Infonet Services Corp................................       30,100         53,578
 *Information Resources, Inc...........................       11,200         91,336
 *InforMax, Inc........................................        6,900         21,528
 *InfoSpace, Inc.......................................       30,000         61,050
 Ingersoll-Rand Co.....................................        1,800         75,402
 Ingles Market, Inc. Class A...........................        8,500        103,062
 *Ingram Micro, Inc....................................       64,200        988,680
 *Inktomi Corp.........................................       10,000         49,850
 *Innotrac Corp........................................          800          6,040
 *Innovex, Inc.........................................        3,500         11,882
 *Input/Output, Inc....................................       25,100        195,780
 *Insignia Financial Group, Inc........................       16,500        167,970
 *Insurance Auto Auctions, Inc.........................        2,400         34,980
 *IntegraMed America, Inc..............................          200          1,345
 *Integrated Electrical Services, Inc..................       33,100        135,048
 *Integrated Silicon Solution, Inc.....................       10,100        117,008
 *Intelligent Systems Corp.............................          400          1,228

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Interactive Data Corp.................................        2,200   $     29,535
 Interface, Inc. Class A...............................       33,300        163,669
 *Intergraph Corp......................................       40,200        487,626
 *Interland, Inc.......................................       80,300        187,099
 *Interlott Technologies, Inc..........................          500          2,150
 Intermet Corp.........................................        3,600         11,502
 *Internap Network Services Corp.......................       34,000         38,250
 International Multifoods Corp.........................        8,000        182,560
 International Paper Co................................      240,611      9,612,409
 *International Speciality Products, Inc...............       48,800        405,040
 International Speedway Corp. Class A..................        1,000         39,770
 *Interphase Corp......................................        1,100          4,521
 Interpool, Inc........................................        4,500         72,000
 *Interstate National Dealers Services, Inc............          300          1,497
 *Intest Corp..........................................          600          1,932
 *Invivo Corp..........................................          300          3,718
 *Iomega Corp..........................................       10,000         68,000
 *Ionics, Inc..........................................       10,900        295,935
 *Iron Mountain, Inc...................................          200          8,660
 *Isco, Inc............................................          400          3,310
 *IT Group, Inc .......................................        4,100          4,510
 *ITLA Capital Corp....................................          400          7,542
 *ITXC Corp............................................       17,100        129,362
 *J & J Snack Foods Corp...............................        1,700         40,630
 *J Net Enterprises, Inc...............................          600          1,272
 *Jaco Electronics, Inc................................        1,400          5,992
 *Jakks Pacific, Inc...................................        1,200         29,982
 *JDA Software Group, Inc..............................        2,100         35,291
 *JDS Uniphase Corp....................................      257,600      2,596,608
 Jefferies Group, Inc..................................       11,400        402,990
 JLG Industries, Inc...................................        8,900         84,995
 *JLM Industries, Inc..................................          600          1,098
 *Johnson Outdoors, Inc................................          500          3,563
 *Jos. A. Bank Clothiers, Inc..........................        1,100          8,872
 *Jupiter Media Metrix, Inc............................        1,800          2,853
 *K Mart Corp..........................................      432,700      2,639,470
 *K2, Inc..............................................        3,900         32,565
 *Kadant, Inc..........................................        1,557         21,440
 *Kaiser Aluminum Corp.................................       61,600        114,576
 Kaman Corp. Class A...................................       10,000        146,250
 *Kana Software, Inc...................................          840          1,516
 *Kansas City Southern Industries, Inc.................       23,700        328,956
 KB Home Corp..........................................        1,000         33,620
 *Keith Companies, Inc.................................        1,400         11,935
 Kellwood Co...........................................       95,900      2,122,267
 Kennametal, Inc.......................................       27,400      1,093,534
 Kerr-McGee Corp.......................................        2,945        154,730
 *Key Energy Group, Inc................................       41,300        340,725
 *Key Production Co., Inc..............................        5,400         84,780
 KeyCorp...............................................      100,000      2,290,000
 *Keystone Automotive Industries, Inc..................        4,700         73,861
 *kforce.com, Inc......................................        7,976         38,684
 Kimball International, Inc. Class B...................        4,900         70,193
 #Knight Ridder, Inc...................................        1,700        103,020
 *Korn/Ferry International.............................       10,300         88,580
 *Kraft Foods, Inc.....................................        5,300        175,536
 *K-Tron International, Inc............................          200          2,130
 *Labor Ready, Inc.....................................        6,700         30,619
 *LaCrosse Footwear, Inc...............................          400          1,644
 *Ladish Co., Inc......................................        2,900         25,897
                                                            SHARES           VALUE+
                                                            ------           ------
 Lafarge Corp..........................................       54,900   $  2,010,987
 *Lakes Gaming, Inc....................................          800          5,320
 *Lamar Advertising Co.................................        1,700         62,977
 *Lamson & Sessions Co.................................       13,100         44,802
 *Lancer Corp..........................................          700          3,164
 *Landair Corp.........................................          300          2,570
 Landamerica Financial Group, Inc......................       12,100        296,450
 Landrys Seafood Restaurants, Inc......................       11,400        224,010
 *Lattice Semiconductor Corp...........................        2,400         46,716
 *Layne Christensen Co.................................          800          6,276
 *Lazare Kaplan International, Inc.....................          500          2,825
 La-Z-Boy, Inc.........................................          600         12,600
 *Lear Corp............................................       56,700      2,027,025
 Leggett and Platt, Inc................................        1,800         38,952
 Lehman Brothers Holdings, Inc.........................        3,000        198,450
 Lennar Corp...........................................       17,200        639,840
 Lennox International, Inc.............................       45,700        425,010
 *#Level 3 Communications, Inc.........................      237,800      1,325,735
 *Liberate Technologies, Inc...........................       83,100        763,689
 Liberty Corp..........................................        5,400        225,180
 Liberty Financial Companies, Inc......................       24,300        810,891
 *Liberty Media Corp...................................      882,800     11,608,820
 *LightPath Technologies, Inc..........................        4,000         14,260
 Lincoln National Corp.................................       72,300      3,448,710
 *Lipid Sciences, Inc..................................          500          4,275
 *Lithia Motors, Inc. Class A..........................        1,600         31,200
 *LLX Resorts, Inc.....................................          200          1,320
 *LMI Aerospace, Inc...................................          600          2,421
 LNR Property Corp.....................................       24,800        709,280
 Lockheed Martin Corp..................................      133,500      6,201,075
 Loews Corp............................................      175,000      9,945,250
 *Logility, Inc........................................        1,000          2,350
 Lone Star Steakhouse & Saloon, Inc....................       40,900        572,600
 *Lone Star Technologies, Inc..........................        9,100        137,501
 Longs Drug Stores Corp................................       18,400        421,544
 Longview Fibre Co.....................................       30,800        366,520
 Louisiana-Pacific Corp................................      130,100        999,168
 *LSI Logic Corp.......................................        3,100         50,375
 *Luby's Cafeterias, Inc...............................        8,900         63,190
 Lucent Technologies, Inc..............................    1,594,900     11,674,668
 *Lydall, Inc..........................................        3,500         33,880
 Lyondell Chemical Co..................................       95,900      1,361,780
 *M & F Worldwide Corp.................................        1,500          6,780
 *Mac-Gray Corp........................................          500          1,543
 *Mackie Designs, Inc..................................          700          2,940
 *Madden (Steven), Ltd.................................          800          9,604
 *Made2Manage Systems, Inc.............................          300          1,238
 *Magellan Health Services, Inc........................        7,100         74,905
 *Magna Entertainment Corp.............................        7,300         42,888
 *Magnetek, Inc........................................       16,000        145,440
 *Mail-Well, Inc.......................................       32,500        128,375
 *Mandalay Resort Group................................       37,200        803,520
 *Manor Care, Inc......................................       29,800        695,830
 *Manugistic Group, Inc................................       19,400        228,144
 Marcus Corp...........................................        4,800         66,432
 *Marimba, Inc.........................................        5,000         13,650
 *MarineMax, Inc.......................................        1,100          8,635
 *MarketWatch.com, Inc.................................        3,900         14,879
 *MarkWest Hydrocarbon, Inc............................          600          3,480
 Massey Energy Co......................................       68,200      1,211,914
 *Mastec, Inc..........................................       15,500         84,475
 *Matec Corp...........................................          300          1,461

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Material Sciences Corp...............................        1,100   $     10,758
 *Matrix Bancorp, Inc..................................          500          5,298
 *Matrix Service Co....................................          600          4,143
 *Mattson Technology, Inc..............................       14,400        105,768
 *Maxim Pharmaceuticals, Inc...........................        5,100         34,782
 *Maxtor Corp..........................................      117,600        693,840
 *Maxwell Shoe Company, Inc............................          600          8,574
 *Maxwell Technologies, Inc............................        1,900         19,865
 *Maxxam, Inc..........................................          500          9,500
 MBIA, Inc.............................................       64,950      3,307,904
 McGrath Rent Corp.....................................          500         12,593
 *MCSI, Inc............................................        4,700         97,408
 MDC Holdings, Inc.....................................       11,770        421,248
 Mead Corp.............................................       92,300      2,853,916
 *Meade Instruments Corp...............................        3,800         14,915
 *Measurement Specialties, Inc.........................        2,700         17,550
 *#Media Arts Group, Inc...............................        3,100          8,990
 Media General, Inc. Class A...........................        4,300        197,929
 *MEEMIC Holdings, Inc.................................          500         11,063
 *#MEMC Electronic Materials, Inc......................        3,200         12,000
 *Mercury Air Group, Inc...............................          500          2,350
 *Merrimac Industries, Inc.............................          200          1,808
 *Mesa Air Group, Inc..................................       10,400         71,500
 *Mesaba Holdings, Inc.................................        3,800         26,486
 *Meta Group, Inc......................................          600          1,122
 *Metromedia International Group, Inc..................       12,600         12,852
 *MGM Grand, Inc.......................................       82,700      2,179,145
 *Michael Anthony Jewelers, Inc........................          400          1,152
 *Michaels Stores, Inc.................................       30,800        925,386
 *Micro Linear Corp....................................        2,200          6,688
 Middleby Corp.........................................          600          3,222
 Midland Co............................................        1,000         40,455
 *Midwest Express Holdings, Inc........................        2,600         31,720
 Milacron, Inc.........................................       23,600        329,692
 Millennium Chemicals, Inc.............................       51,350        602,849
 Mine Safety Appliances Co.............................        1,300         47,710
 *MIPS Technologies, Inc...............................        3,100         29,094
 *MIPS Technologies, Inc., Class B.....................        6,485         56,030
 *Mission Resources Corp...............................        5,700         19,466
 *Mississippi Chemical Corp............................        2,600          8,398
 *Mitcham Industries, Inc..............................        1,700          8,288
 *Mobius Management Systems, Inc.......................        1,300          3,725
 *Modis Professional Services, Inc.....................       38,700        222,525
 *Modtech Holdings, Inc................................        1,000          8,835
 *Mondavi (Robert) Corp. Class A.......................        2,800         97,972
 *Monro Muffler Brake, Inc.............................          600          7,725
 Mony Group, Inc.......................................       41,500      1,299,780
 *Moog, Inc. Class A...................................        3,450         71,346
 Motorola, Inc.........................................       30,800        512,512
 *MRV Communications, Inc..............................       31,200        149,136
 *MSC Software Corp....................................          800         11,200
 *Multex.com, Inc......................................        7,500         42,488
 Nacco Industries, Inc. Class A........................        7,300        407,340
 *Napco Security Systems, Inc..........................          200          1,165
 *Nashua Corp..........................................          400          2,008
 *National Information Consortium, Inc.................        8,000         26,440
 National Presto Industries, Inc.......................        6,700        185,389
 *National RV Holdings, Inc............................          700          6,370
 *National Semiconductor Corp..........................        5,000        150,650
 *#National Steel Corp. Class B........................        5,600          6,608
 *National Techteam, Inc...............................          600          1,557
                                                            SHARES           VALUE+
                                                            ------           ------
 *National Western Life Insurance Co. Class A..........          900   $     99,675
 *#NationsRent, Inc....................................       21,200          1,060
 *Natrol, Inc..........................................          900          2,655
 *Nautica Enterprises, Inc.............................        5,800         75,574
 *Navigant International, Inc..........................        2,800         30,086
 *Navigators Group, Inc................................          600         11,505
 Navistar International Corp...........................       26,000        951,340
 NCH Corp..............................................        1,500         70,725
 *NCI Building Systems, Inc............................       14,800        201,872
 *NCO Group, Inc.......................................        8,900        154,771
 *Neiman Marcus Group, Inc.............................        5,000        146,750
 *NeoMagic Corp........................................        6,300         19,971
 *NEON Systems, Inc....................................          700          2,401
 *Net2Phone, Inc.......................................       11,300         61,529
 *#NetIQ Corp..........................................       26,600        895,489
 *NetRatings, Inc......................................       11,900        166,481
 *Netro Corp...........................................       19,000         71,155
 *Netscout System, Inc.................................        3,000         27,270
 *Network Associates, Inc..............................       12,000        275,700
 *Network Equipment Technologies, Inc..................        7,400         22,940
 *#New Century Financial Corp..........................        7,600         85,652
 *New Horizons Worldwide, Inc..........................          700          7,693
 *Newfield Exploration Co..............................       11,800        364,620
 #Newmont Mining Corp..................................        2,294         45,123
 *Newpark Resources, Inc...............................        4,000         27,960
 Newport Corp..........................................       10,500        186,638
 *NMS Communications Corp..............................       10,000         45,450
 *Nobel Learning Communities, Inc......................          400          2,768
 Nordstrom, Inc........................................        1,900         35,967
 Norfolk Southern Corp.................................      339,800      6,588,722
 *Nortek, Inc..........................................        9,500        199,025
 Northrop Grumman Corp.................................       30,000      2,816,400
 *Northwest Airlines Corp..............................       73,300      1,308,772
 Northwest Bancorp, Inc................................        2,300         25,082
 *Northwest Pipe Co....................................          500          7,825
 *Novell, Inc..........................................      179,900        765,475
 *NS Group, Inc........................................       52,600        294,560
 *NTELOS, Inc..........................................        3,200         39,568
 *#NTL, Inc............................................      202,700        374,995
 *Nu Horizons Electronics Corp.........................        3,600         32,760
 *#Nucentrix Broadband Networks, Inc...................          200          1,890
 Nucor Corp............................................        1,200         59,376
 *Nuevo Energy Co......................................        6,500         75,400
 *Nutraceutical International Corp.....................          800          2,980
 *O.I. Corp............................................          200          1,408
 *#Oakwood Homes Corp..................................        1,800          8,010
 *OAO Technology Solutions, Inc........................        4,000          9,920
 *Obie Media Corp......................................          400          1,360
 Occidental Petroleum Corp.............................        1,000         25,000
 OceanFirst Financial Corp.............................        1,600         39,256
 *Ocwen Financial Corp.................................       60,400        447,564
 *Office Depot, Inc....................................      215,300      3,477,095
 *Officemax, Inc.......................................       43,000        132,010
 *Offshore Logistics, Inc..............................       14,300        266,052
 *Ohio Casualty Corp...................................       40,500        604,058
 *Old Dominion Freight Lines, Inc......................          200          2,431
 Old Republic International Corp.......................       45,100      1,210,935
 Olin Corp.............................................        1,000         16,520
 *Olympic Steel, Inc...................................          700          1,799

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Omnicare, Inc.........................................       64,800   $  1,385,424
 *On Command Corp......................................        1,600          5,256
 *Ontrack Data International, Inc......................          700          4,452
 *Onyx Acceptance Corp.................................          400          1,890
 *Onyx Pharmacueticals, Inc............................        3,500         19,478
 *Openwave Systems, Inc................................       86,300        943,691
 *Opti, Inc............................................          800          2,392
 *#OraPharma, Inc......................................        3,000         10,710
 *#Orbital Sciences Corp...............................       37,100        145,061
 *Oregon Steel Mills, Inc..............................        5,600         20,328
 *Orleans Homebuilders, Inc............................          600          2,100
 *Osteotech, Inc.......................................        3,100         17,066
 Overseas Shipholding Group, Inc.......................       30,600        664,020
 *Overture Services, Inc...............................        3,400         86,955
 *Owens-Illinois, Inc..................................       23,800        195,636
 #Paccar, Inc..........................................        1,700        103,556
 Pacific Century Financial Corp........................       64,600      1,627,920
 *#Pacificare Health Systems, Inc......................       12,300        215,927
 *Packeteer, Inc.......................................        7,100         43,985
 *Pactiv Corp..........................................        1,800         31,500
 *Pagasus Systems, Inc.................................        9,200        120,704
 *PAM Transportation Services, Inc.....................          400          3,956
 *PanAmSat Corp........................................       77,500      1,598,050
 *Panavision, Inc......................................          600          2,760
 *Pantry, Inc..........................................        1,300          7,579
 *Par Technology Corp..................................          600          1,815
 *Paravant, Inc........................................        4,200         10,059
 Park Electrochemical Corp.............................        3,000         75,750
 *Park Place Entertainment Corp........................      247,700      2,080,680
 *Parker Drilling Co...................................       34,100        104,687
 Parker-Hannifin Corp..................................        2,600        106,730
 *Park-Ohio Holdings Corp..............................          800          1,764
 *Parlex Corp..........................................          500          5,383
 *Patriot Transportation Holding, Inc..................          200          3,669
 *Paxar Corp...........................................       11,000        131,010
 *Paxson Communications Corp...........................        6,600         61,644
 *PC Mall, Inc.........................................          800          2,756
 *PCD, Inc.............................................          600          1,200
 *PC-Tel, Inc..........................................        3,700         32,264
 *Pediatrix Medical Group, Inc.........................        5,100        179,265
 *Pegasus Communications Corp. Class A.................       17,900        191,620
 *Pegasystems, Inc.....................................        2,300          8,993
 *Pelican Financial, Inc...............................          300          1,692
 *#Penn Traffic Co.....................................        1,400          6,475
 Penney (J.C.) Co., Inc................................      235,400      5,965,036
 Pep Boys - Manny, Moe & Jack..........................       38,600        640,760
 *PepsiAmericas, Inc...................................       62,000        779,340
 *Peregrine Systems, Inc...............................        3,000         46,635
 *Perrigo Co...........................................        2,700         33,683
 *Perry Ellis International, Inc.......................          500          3,968
 *Per-Se Technologies, Inc.............................        1,300         11,284
 *Petrocorp, Inc.......................................          900          8,172
 *Petroleum Development Corp...........................        3,900         22,913
 *PetSmart, Inc........................................       78,300        686,300
 PFF Bancorp, Inc......................................       15,000        403,875
 Phelps Dodge Corp.....................................       70,800      2,536,764
 Phillips Petroleum Co.................................        2,600        144,638
 Phillips-Van Heusen Corp..............................       10,900        119,900
 *Piccadilly Cafeterias, Inc...........................          800          1,600
 *Pico Holdings, Inc...................................          900         12,137
 Pier 1 Imports, Inc...................................       18,600        268,956
                                                            SHARES           VALUE+
                                                            ------           ------
 Pilgrims Pride Corp. Class B..........................       23,000   $    325,450
 *Pinnacle Entertainment, Inc..........................        2,800         19,516
 *Pinnacle Systems, Inc................................       21,300        118,002
 *Pioneer Natural Resources Co.........................       43,400        726,950
 #Pioneer Standard Electronics, Inc....................       22,600        254,702
 Pittston Brink's Group................................       20,300        418,383
 PMI Group, Inc........................................        3,550        224,183
 Pogo Producing Co.....................................       20,500        484,825
 *#Polymedica Industries, Inc..........................        4,200         96,621
 #Polymer Group, Inc...................................       14,700         12,789
 Polyone Corp..........................................       32,000        321,600
 *Pomeroy Computer Resource, Inc.......................        4,200         63,420
 Pope & Talbot, Inc....................................       10,000        132,800
 Potlatch Corp.........................................       18,600        518,196
 *Power-One, Inc.......................................       27,200        271,592
 PPG Industries, Inc...................................          400         21,508
 Precision Castparts Corp..............................       22,600        581,950
 *Premier Financial Bancorp............................          400          3,430
 Presidential Life Corp................................       16,200        320,274
 *Previo, Inc..........................................          500            685
 *Price Communications Corp............................        4,265         78,263
 *Pride International, Inc.............................       78,700      1,007,360
 *Prime Hospitality Corp...............................       40,600        407,624
 *Prime Medical Services, Inc..........................        1,100          4,736
 *Proassurance Corp....................................       15,200        224,960
 *Procom Technology, Inc...............................        3,700          9,324
 *Profit Recovery Group International, Inc.............       35,800        273,691
 *Programmers Paradise, Inc............................          400          1,348
 *Prophet 21, Inc......................................          300          2,955
 *Provident Financial Holdings, Inc....................          300          7,613
 *PSS World Medical, Inc...............................       64,000        594,240
 *PTEK Holdings, Inc...................................       11,100         37,463
 Pulte Corp............................................       31,111      1,221,107
 *PW Eagle, Inc........................................          500          2,105
 *QRS Corp.............................................        5,900         70,033
 *Quaker Fabric Corp...................................        3,500         24,938
 Quanex Corp...........................................       12,100        326,337
 *Quanta Services, Inc.................................       23,400        363,870
 Questar Corp..........................................       37,800        879,228
 *Quicklogic Corp......................................        4,500         17,798
 *Quintiles Transnational Corp.........................       36,400        602,602
 Qwest Communications International, Inc...............      669,800      7,970,620
 Radian Group, Inc.....................................       43,304      1,658,543
 *Radio One, Inc.......................................       11,100        177,878
 *Railamerica, Inc.....................................        9,100        118,073
 *Rainbow Technologies, Inc............................        6,200         37,727
 *Ralcorp Holdings, Inc................................        5,100        104,295
 *Range Resources Corp.................................       19,600         82,124
 *Rawlings Sporting Goods, Inc.........................          600          1,632
 Raytheon Co...........................................      299,100      9,801,507
 *RCM Technologies, Inc................................          800          3,336
 *#RCN Corp............................................       18,600         63,612
 *RDO Equipment Co. Class A............................          400          1,168
 *Redback Networks, Inc................................      127,500        534,225
 *Reebok International, Ltd............................       27,200        632,672
 Regal Beloit Corp.....................................        6,800        148,920
 *Regent Communications, Inc...........................       13,000         81,510
 Regions Financial Corp................................        3,000         86,265
 *Rehabilicare, Inc....................................          600          2,034
 *Reliability, Inc.....................................          500          1,368

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Reliance Steel & Aluminum Co..........................        4,000   $     97,600
 *Remec, Inc...........................................       14,600        163,739
 *RemedyTemp, Inc......................................          400          4,350
 *Reptron Electronics, Inc.............................          500          1,563
 *Republic Bankshares, Inc.............................          800         10,748
 *Republic First Bancorp, Inc..........................          500          2,610
 *Res-Care, Inc........................................        7,900         68,019
 *ResortQuest International, Inc.......................        1,400          7,084
 Resource America, Inc.................................       16,600        144,503
 *Respironics, Inc.....................................        6,200        196,137
 *Restoration Hardware, Inc............................        4,500         29,363
 *Rex Stores Corp......................................        1,500         31,500
 *RF Monolithics, Inc..................................          500          1,130
 Riggs National Corp...................................       20,200        294,415
 *#Rite Aid Corp.......................................      129,000        605,010
 *Riverstone Networks, Inc.............................        6,567        102,872
 *Riviera Holdings Corp................................          300          1,095
 RJ Reynolds Tobacco Holdings, Inc.....................       78,700      4,515,019
 RLI Corp..............................................        4,300        167,657
 Roadway Express, Inc..................................        2,400         71,664
 *Rock of Ages Co......................................          300          1,512
 Rock-Tenn Co. Class A.................................       13,800        194,580
 *Rocky Shoes & Boots, Inc.............................          300          1,824
 *Rofin-Sinar Technologies, Inc........................          800          6,828
 *Rogue Wave Software, Inc.............................          800          2,596
 Rohm & Haas Co........................................        1,000         35,500
 *Rottlund, Inc........................................          400          2,360
 *Rowan Companies, Inc.................................      125,500      2,050,670
 RPM, Inc..............................................       92,000      1,271,440
 *RTI International Metals, Inc........................       18,800        168,260
 *Rush Enterprises, Inc................................          500          3,458
 Russ Berrie & Co., Inc................................       10,100        298,455
 Russell Corp..........................................       25,800        336,690
 *RWD Technologies, Inc................................        1,100          2,662
 *Ryans Family Steak Houses, Inc.......................       28,700        572,565
 Ryder System, Inc.....................................       83,000      1,701,500
 Ryerson Tull, Inc.....................................       20,900        234,080
 Ryland Group, Inc.....................................        5,500        330,275
 *S1 Corp..............................................       24,800        367,536
 *Sabre Holdings Corp..................................       28,875      1,001,674
 Safeco Corp...........................................      114,900      3,693,461
 *Safeguard Scientifics, Inc...........................       47,400        198,606
 Saint Paul Companies, Inc.............................       99,900      4,703,292
 *Saks, Inc............................................      129,550      1,062,310
 *#Salton/Maxim Housewares, Inc........................        2,100         35,406
 *San Filippo (John B.) & Son, Inc.....................          400          2,670
 *Sanders Morris Harris Group, Inc.....................        1,100          4,428
 *Sandisk Corp.........................................       23,500        332,290
 *Sapient Corp.........................................       31,900        197,780
 *Saucony, Inc. Class B................................          300          1,547
 *Schein (Henry), Inc..................................       16,900        678,535
 *Schlotzskys, Inc.....................................        1,400          8,099
 *Schuff Steel Co......................................          500          1,260
 Schulman (A.), Inc....................................       26,300        342,558
 Schweitzer-Maudoit International, Inc.................        8,100        174,960
 *SCI Systems, Inc.....................................        1,600         45,840
 *SCM Microsystems, Inc................................        5,900         93,338
 SCPIE Holdings, Inc...................................          800         16,040
 Seaboard Corp.........................................        1,100        300,300
 Seacoast Financial Services Corp......................        7,600        121,980
 *Seacor Smit, Inc.....................................       11,550        450,335
 Sears, Roebuck & Co...................................      106,900      4,865,019
                                                            SHARES           VALUE+
                                                            ------           ------
 *Seitel, Inc..........................................       10,100   $    118,574
 *Selectica, Inc.......................................        8,600         33,798
 Selective Insurance Group, Inc........................       22,600        530,535
 *SEMX Corp............................................        1,200          3,054
 *Sequa Corp. Class A..................................        3,300        153,780
 *Sequa Corp. Class B..................................          900         48,915
 *Sequenom, Inc........................................        9,300         82,026
 *Service Corp. International..........................      167,900        985,573
 *#Sharper Image Corp..................................        2,200         18,843
 *Shaw Group, Inc......................................        2,600         69,914
 Sherwin-Williams Co...................................        3,500         97,965
 *Shiloh Industries, Inc...............................        1,100          2,167
 *Shoe Carnival, Inc...................................        2,300         28,313
 *#Shop At Home, Inc...................................        8,000         24,280
 *Shopko Stores, Inc...................................       11,000        102,520
 *Sifco Industries, Inc................................          400          2,000
 *Signal Technology Corp...............................        1,900          8,180
 *#Silicon Graphics, Inc...............................       33,100         70,834
 *Silver Stream Software, Inc..........................        4,800         29,520
 *Sinclair Broadcast Group, Inc. Class A...............       37,300        295,603
 *Six Flags, Inc.......................................       63,100        903,592
 Skyline Corp..........................................        1,000         30,400
 *SL Industries, Inc...................................          400          3,200
 SLI, Inc..............................................       15,100         49,075
 *Smart & Final Food, Inc..............................        7,800         79,482
 Smith (A.O.) Corp.....................................       13,400        239,592
 Smith (A.O.) Corp. Convertible Class A................        2,200         39,490
 *Smurfit-Stone Container Corp.........................      219,100      3,526,415
 *Software Spectrum, Inc...............................          200          2,950
 *#Solectron Corp......................................       96,200      1,414,140
 *Sonic Automotive, Inc................................       23,300        462,505
 *Sonic Foundry, Inc...................................        5,200         14,404
 *SONICblue, Inc.......................................       82,200        182,484
 *#Source Information Management, Inc..................        3,400         12,733
 South Financial Group, Inc............................       26,300        425,929
 South Jersey Industries, Inc..........................        3,300        111,210
 *Southern Union Co....................................       21,300        372,750
 *Southwestern Energy Co...............................        9,600        107,040
 Sovereign Bancorp, Inc................................      203,300      2,246,465
 *Spacelabs Medical, Inc...............................          700          7,263
 *#Spectrasite Holdings, Inc...........................       14,500         44,008
 *#Spectrian Corp......................................        2,200         19,943
 *Spectrum Control, Inc................................        2,500         14,938
 *SpeedFam-IPEC, Inc...................................       25,000         80,750
 *Spherion Corp........................................       27,500        246,125
 Spiegel, Inc. Class A Non-Voting......................       31,500        142,853
 *Sport Chalet, Inc....................................          500          4,338
 *Sports Authority, Inc................................       11,900         66,640
 *Sports Club Co., Inc.................................        1,300          3,582
 *SportsLine USA, Inc..................................        6,000         17,430
 Sprint Corp...........................................       19,400        422,726
 *SPS Technologies, Inc................................        5,000        164,000
 *SS&C Technologies, Inc...............................        1,100          8,492
 St. Joe Corp..........................................        1,900         51,509
 *Staar Surgical Co....................................        3,700         15,059
 *Standard Management Corp.............................          500          3,038
 *Standard Microsystems Corp...........................        3,600         49,770
 Standard Pacific Corp.................................       14,500        307,400
 Standard Register Co..................................       15,000        264,000
 *StarMedia Network, Inc...............................          700            266

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Starwood Hotels and Resorts Worldwide, Inc............       59,800   $  1,622,972
 State Auto Financial Corp.............................       15,100        243,110
 Staten Island Bancorp, Inc............................       32,000        473,600
 *Steel Dynamics, Inc..................................       14,800        152,588
 Steelcase, Inc. Class A...............................       10,700        152,154
 *Steinway Musical Instruments, Inc....................          600         10,140
 Stepan Co.............................................        2,200         51,920
 *Sterling Financial Corp..............................          660          9,851
 Stewart & Stevenson Services, Inc.....................        9,700        172,612
 *Stewart Enterprises, Inc.............................       59,300        369,143
 *Stewart Information Services Corp....................       12,000        243,480
 *Stillwater Mining Co.................................       15,600        245,700
 *Stone Energy Corp....................................        3,200        114,080
 *#Stoneridge, Inc.....................................       10,900         71,286
 *#Stratasys, Inc......................................          400          2,680
 *Strategic Distribution, Inc..........................          200          1,562
 *Stratus Properties, Inc..............................          500          4,295
 Stride Rite Corp......................................       29,589        196,767
 *Suburban Lodges of America, Inc......................          900          6,192
 Sunoco, Inc...........................................       29,300      1,071,208
 *#Sunrise Assisted Living, Inc........................        8,800        242,000
 *Superior Consultant Holdings Corp....................          800          5,596
 Supervalu, Inc........................................       99,200      2,248,864
 Susquehanna Bancshares, Inc...........................       10,400        209,248
 *Swift Energy Corp....................................       15,500        283,495
 *Swift Transportation, Inc............................        6,120        123,716
 *Switchboard, Inc.....................................        4,800         14,232
 *Sykes Enterprises, Inc...............................        3,600         37,638
 *Sylvan Learning Systems, Inc.........................       32,000        634,720
 Symbol Technologies, Inc..............................        2,850         47,367
 *Symmetricom, Inc.....................................        4,400         30,932
 *Syms Corp............................................        1,100          5,995
 *Tab Products Co......................................          400          1,740
 *Tanning Technology Corp..............................        1,600          3,440
 *Tarrant Apparel Group................................        1,100          5,335
 *TBA Entertainment Corp...............................          500          1,500
 *TBC Corp.............................................        8,000         95,560
 *#Tech Data Corp......................................        6,100        279,777
 Tecumseh Products Co. Class A.........................        2,600        121,446
 Tecumseh Products Co. Class B.........................        2,000         89,850
 Telephone & Data Systems, Inc.........................       34,000      3,060,000
 Temple-Inland, Inc....................................       10,200        582,828
 *Tenet Healthcare Corp................................       50,500      3,030,000
 *#Tenneco Automotive, Inc.............................       17,480         27,269
 *#Terayon Communication Systems, Inc..................       27,300        329,921
 *Terex Corp...........................................       19,100        352,204
 *Terra Industries, Inc................................       66,400        185,920
 *Tesoro Petroleum Corp................................       27,700        349,020
 Texas Industries, Inc.................................       23,200        806,200
 *Thermo-Electron Corp.................................       25,445        552,157
 Thomas & Betts Corp...................................       73,600      1,502,176
 Thomas Industries, Inc................................          900         23,940
 Tidewater, Inc........................................        9,800        279,300
 Timken Co.............................................       54,000        765,720
 Titan International, Inc..............................        1,500          7,320
 *#Titanium Metals Corp................................       28,700         87,248
 *Todd Shipyards Corp..................................          700          5,950
 *Toll Brothers, Inc...................................       17,200        623,500
 Torchmark Corp........................................          600         23,670
 *#Toreador Resources Corp.............................          500          1,993
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tower Automotive, Inc................................       29,200   $    249,660
 *Toys R Us, Inc.......................................      147,400      3,170,574
 *Trammell Crow Co.....................................        7,600         74,860
 *Trans World Entertainment Corp.......................       15,900        127,995
 *Transmontaigne Oil Co................................       11,700         64,350
 *Transport Corp. of America...........................          500          3,070
 *Transpro, Inc........................................          500          1,500
 *Transtechnology Corp.................................          400          4,080
 *Transwitch Corp......................................       32,400        129,762
 *Transworld Healthcare, Inc...........................        1,200          3,324
 *Travelocity.com, Inc.................................        6,500        139,198
 Tredegar Industries, Inc..............................        1,700         29,410
 Trenwick Group, Ltd...................................       11,800        105,492
 *Triad Hospitals, Inc.................................       13,562        376,346
 Tribune Co............................................        7,200        259,920
 *Trico Marine Services, Inc...........................       13,800         88,320
 *Trident Microsystems, Inc............................        3,200         18,320
 *Trigon Healthcare, Inc...............................        8,700        562,455
 Trinity Industries, Inc...............................       34,000        906,440
 *Triumph Group........................................        4,100        123,410
 TRW, Inc..............................................      111,000      4,331,220
 *Tufco Technologies, Inc..............................          300          2,093
 *Turnstone Systems, Inc...............................       24,700         86,080
 *Twinlab Corp.........................................        6,900          8,349
 Tyco International, Ltd...............................        9,732        572,242
 Tyson Foods, Inc. Class A.............................      119,355      1,435,841
 *U.S. Concrete, Inc...................................        5,600         36,400
 U.S. Industries, Inc..................................       54,700        120,340
 UAL Corp..............................................        8,900        150,143
 *UICI.................................................       42,100        602,030
 *Ultrak, Inc..........................................          800          1,276
 #Ultramar Diamond Shamrock Corp.......................       21,800      1,046,400
 *Ultratech Stepper, Inc...............................        3,000         43,455
 UMB Financial Corp....................................        9,400        392,074
 *Unifi, Inc...........................................       34,900        225,105
 *Uni-Marts, Inc.......................................          500          1,400
 *Union Acceptance Corp. Class A.......................          400          2,044
 Union Pacific Corp....................................      173,900      9,573,195
 Union Planters Corp...................................        2,000         86,820
 Unionbancal Corp......................................        1,000         36,740
 *Uniroyal Technology Corp.............................        6,100         26,810
 *Unisys Corp..........................................       98,500      1,172,150
 *Unit Corp............................................       14,500        177,045
 *United Auto Group, Inc...............................       10,100        179,275
 United Community Financial Corp.......................       34,000        246,500
 *United Rentals, Inc..................................       58,800      1,280,076
 *United Retail Group, Inc.............................        1,000          7,325
 *#United Therapeutics Corp............................        7,700         69,955
 Unitrin, Inc..........................................        9,800        381,220
 Universal Corp........................................        8,000        293,120
 Universal Forest Products, Inc........................       10,600        188,362
 *Universal Stainless & Alloy Products, Inc............          300          2,118
 *Unova, Inc...........................................       26,900        129,927
 UnumProvident Corp....................................       94,200      2,430,360
 *URS Corp.............................................       11,800        278,480
 *US Liquids, Inc......................................        3,700         19,610
 *US Oncology, Inc.....................................       82,300        525,897
 *US Xpress Enterprises, Inc. Class A..................          800          5,780
 *USA Networks, Inc....................................        3,000         67,530
 *USA Truck, Inc.......................................          700          5,800
 Usec, Inc.............................................       72,600        568,458

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #USG Corp.............................................       21,700   $    111,104
 USX-Marathon Group, Inc...............................       83,400      2,285,160
 USX-US Steel Group....................................       23,500        396,915
 *VA Linux Systems, Inc................................       12,400         33,356
 *Vail Resorts, Inc....................................       19,900        353,623
 #Valero Energy Corp...................................       15,200        532,000
 Valhi, Inc............................................       19,800        254,430
 *Value City Department Stores, Inc....................       13,200         79,860
 *Vans, Inc............................................        6,800         95,166
 *Varco International, Inc.............................        4,500         63,675
 *Variflex, Inc........................................          300          1,563
 *VeriSign, Inc........................................       81,900      3,066,336
 *#Veritas DGC, Inc....................................       12,500        198,125
 *Veritas Software Co..................................        1,205         46,868
 *Vestcom International, Inc...........................          700          1,302
 *Viacom, Inc. Class B.................................      573,000     25,011,450
 *Viasys Healthcare, Inc...............................        3,717         66,125
 *Vicon Industries, Inc................................          300            906
 *Video Display Corp...................................          300          1,530
 *Vignette Corp........................................      131,100        707,940
 Vintage Petroleum, Inc................................        9,200        113,896
 *Vishay Intertechnology, Inc..........................       78,711      1,446,708
 Visteon Corp..........................................      138,271      1,908,140
 *Volt Information Sciences, Inc.......................        5,800         73,834
 Wabash National Corp..................................       21,100        169,855
 Wachovia Corp.........................................        9,832        304,300
 Wallace Computer Services, Inc........................       29,000        496,190
 Walter Industries, Inc................................        5,600         59,360
 *Waste Connections, Inc...............................        9,700        283,968
 *Waste Holdings, Inc..................................        1,000          6,050
 Watsco, Inc. Class A..................................       17,700        227,445
 Watts Industries, Inc. Class A........................        8,800        116,688
 Wausau-Mosinee Paper Corp.............................       35,200        362,560
 *WebMD Corp...........................................      137,500        684,063
 Wellman, Inc..........................................       28,600        391,248
 Werner Enterprises, Inc...............................       26,000        622,570
 Wesco Financial Corp..................................        1,110        344,100
 *Westcoast Hospitality Corp...........................          900          5,670
 Westcorp, Inc.........................................       13,320        235,764
 *Westell Technologies, Inc............................       37,300         82,620
 *Westminster Capital, Inc.............................          600          1,200
 *Westport Resources Corp..............................        1,031         17,919
 Westvaco Corp.........................................       90,700      2,594,927
 Weyerhaeuser Co.......................................      148,500      7,848,225
 *WFS Financial, Inc...................................        2,000         47,200
 Whirlpool Corp........................................        1,600        105,216
 *Whitehall Jewellers, Inc.............................        1,000          9,360
 Whitney Holdings Corp.................................        3,900        164,990
 *Wickes Lumber Co.....................................          600          1,740
                                                            SHARES           VALUE+
                                                            ------           ------
 *William Lyon Homes, Inc..............................          800   $     10,760
 *Williams Clayton Energy, Inc.........................        2,200         30,426
 Williams Companies, Inc...............................          390         10,421
 *Williams Industries, Inc.............................          300          1,596
 *Willis Lease Finance Corp............................          600          1,944
 *Wilshire Oil Co. of Texas............................          600          1,950
 *Wilsons The Leather Experts, Inc.....................        3,400         39,865
 *Wiser Oil Co.........................................        1,700          8,296
 *Wolverine Tube, Inc..................................        4,000         51,920
 Woodward Governor Co..................................        4,800        247,800
 *Workflow Management, Inc.............................        2,500          7,600
 *WorldCom Inc. -- WorldCom Group......................    1,730,300     25,175,865
 WorldCom, Inc. -- MCI Group...........................       29,056        380,779
 *WorldQuest Networks, Inc.............................        1,700          4,650
 Worthington Industries, Inc...........................       73,800      1,092,240
 *Wyndham International, Inc...........................       43,800         25,842
 Xerox Corp............................................      137,800      1,157,520
 *Xeta Corp............................................        1,700          8,347
 *#XO Communications, Inc..............................        2,300          2,369
 *Yellow Corp..........................................       22,400        549,024
 York International Corp...............................       10,650        388,725
 *Zale Corp............................................       15,000        532,500
 *#Zapata Corp.........................................          200          4,440
 Zenith National Insurance Corp........................        8,000        213,600
 *Zoltek Companies, Inc................................        3,600         10,764
 *Zonagen, Inc.........................................        2,700         12,299
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $628,104,601)..................................                 678,393,161
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $14,569,338) to be
   repurchased at $14,355,392
   (Cost $14,353,000)..................................   $   14,353     14,353,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $642,457,601)++................................                $692,746,161
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $643,186,988.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment at Value.........................................  $   692,746
Collateral for Securities Loaned............................       28,204
Receivables:
  Dividends and Interest....................................          869
  Fund Shares Sold..........................................        1,366
Prepaid Expenses and Other Assets...........................           26
                                                              -----------
    Total Assets............................................      723,211
                                                              -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       28,204
  Investment Securities Purchased...........................        4,061
Accrued Expenses and Other Liabilities......................          151
                                                              -----------
    Total Liabilities.......................................       32,416
                                                              -----------

NET ASSETS..................................................  $   690,795
                                                              ===========

Investments at Cost.........................................  $   642,458
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $  7,142
  Interest..................................................              513
  Income From Securities Lending............................               86
                                                                     --------
        Total Investment Income.............................            7,741
                                                                     --------
EXPENSES
  Investment Advisory Services..............................            1,091
  Accounting & Transfer Agent Fees..........................              198
  Custodian Fees............................................               52
  Legal Fees................................................                4
  Audit Fees................................................                7
  Shareholders' Reports.....................................               11
  Trustees' Fees and Expenses...............................                6
  Other.....................................................                5
                                                                     --------
        Total Expenses......................................            1,374
                                                                     --------
  NET INVESTMENT INCOME (LOSS)..............................            6,367
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....          (20,994)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           29,797
                                                                     --------
NET GAIN (LOSS) ON INVESTMENT SECURITIES....................            8,803
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 15,170
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,         NOV. 30,
                                                                        2001             2000
                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)..............................         $   6,367        $   4,681
  Net Realized Gain (Loss) on Investment Securities Sold....           (20,994)         (16,195)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            29,797           21,970
                                                                     ---------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            15,170           10,456
                                                                     ---------        ---------

Transactions in Interest:
  Contributions.............................................           402,901          196,677
  Withdrawals...............................................           (41,297)         (19,116)
                                                                     ---------        ---------
        Net Increase (Decrease) from Transactions in
          Interest..........................................           361,604          177,561
                                                                     ---------        ---------
        Total Increase (Decrease)...........................           376,774          188,017
                                                                     ---------        ---------
NET ASSETS
  Beginning of Period.......................................           314,021          126,004
                                                                     ---------        ---------
  End of Period.............................................         $ 690,795        $ 314,021
                                                                     =========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR       DEC. 14,
                                       ENDED        ENDED       1998 TO
                                     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999
                                     ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................       N/A          N/A          N/A
                                     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --           --           --
                                     --------     --------     --------
  Total from Investment
    Operations.....................        --           --           --
                                     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............        --           --           --
  Net Realized Gains...............        --           --           --
                                     --------     --------     --------
  Total Distributions..............       N/A          N/A          N/A
                                     --------     --------     --------
Net Asset Value, End of Period.....       N/A          N/A          N/A
                                     ========     ========     ========
Total Return.......................       N/A          N/A          N/A

Net Assets, End of Period
  (thousands)......................  $690,795     $314,021     $126,004
Ratio of Expenses to Average Net
  Assets...........................      0.25%        0.26%        0.29%*
Ratio of Net Investment Income to
  Average Net Assets...............      1.17%        1.98%        1.66%*
Portfolio Turnover Rate............        11%          39%          10%*

--------------

*   Annualized

N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its Feeder Funds.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $417,406
Sales.......................................................    58,802

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $109,279
Gross Unrealized Depreciation...............................   (59,720)
                                                              --------
  Net.......................................................  $ 49,559
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowings under the line of credit do not exceed $50 million in aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit with the domestic custodian bank by the Series for the year ended November 30, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase and UBS Warburg which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $24,707,365, the related collateral cash received was $28,204,149 and the value of collateral on overnight repurchase agreements was $28,783,773.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002